Ordinary shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares
11.	Ordinary shares
In accordance with the Company’s memorandum and articles of association, total authorized shares for ordinary shares are 500,000,000 shares with par value of US$0.0001.
Upon the incorporation of the Company on January 5, 2018, the Original Shareholders of the Group subscribed to 8,188,790 ordinary shares of the Company at par value of US$0.0001. In May 2018, the Company converted 2,944,395 ordinary shares held by the Original Shareholder to 2,944,395 shares of Angel Preferred Shares with no change to the rights and obligations associated with these shares. As the terms of the Angel Preferred Shares are identical to those for the Ordinary Shares, the Company believe it is appropriate to continue to treat the Angel Preferred Shares as ordinary shares issued and outstanding in the consolidated financial statements as well as for the purpose of EPS calculations.

In May 2018, the Company repurchased 125,000 shares of ordinary shares from one investor and issued 125,000 Series
B-4
Preferred Share to the same shareholder for zero consideration.
As disclosed in Note 14, 2,106,321 ordinary shares of the Company were issued to Douyu Employee Benefit Trust (the “Trust”) to establish a reserve pool for future issuances of equity share incentive to the Group’s employees. All shareholder rights of these 2,106,321 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding restrict share units are vested. While the ordinary shares were legally issued to the Trust, the Trust does not have any of the rights associated with the ordinary shares, as such the Company accounted for these shares as issued but no outstanding until the waiver is released by the Company, which occur when the restricted share units vest and ordinary shares are awarded to the employees.
Upon the IPO in July 2019, the Company issued 4,492,473 ordinary shares.
On December 20, 2019, the Company announced the repurchase program whereby the Company may repurchase up to US$100 million of its ordinary shares in the form of American depositary shares during a period of up to 12 months commencing on December 20, 2019. As of December 31, 2020, the Company has repurchased an aggregate of 1,177,499 ordinary shares for total cash consideration of US$99,999,998 (equivalent of RMB695,097,853) including repurchase commissions, among which 291,207 ordinary shares for total cash consideration of US$16,471,881 (equivalent of RMB115,273,325).
On August 30, 2021, the Company announced the repurchase program whereby the Company may repurchase up to US$100 million of its ordinary shares in the form of American depositary shares during a period of up to 12 months commencing on September 30, 2021. As of December 31, 2021, the Company has repurchased an aggregate of 578,304 ordinary shares for total cash consideration of US$16,737,290 (equivalent of RMB107,151,908) including repurchase commissions, among which 578,304 ordinary shares for total cash consideration of US$16,737,290 (equivalent of RMB107,151,908)

(the “2021 Share Repurchase Program”).